Fair Value Measurement (Details 1) - Change in Level 3 fair value [Member] - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 858	$ 705
New warrant liabilities
Increase/Decrease in fair value of warrant liability	197	153
Ending warrant liability	$ 661	$ 858